Leasehold improvements and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leasehold improvements and equipment
Balance at beginning of the year.	€ 3,823
Balance at end of the year	4,905	€ 3,823
Cost
Leasehold improvements and equipment
Balance at beginning of the year.	8,053	7,395
Additions	2,779	658
Disposals	(220)
Disposal of subsidiary	(2,625)
Balance at end of the year	7,987	8,053
Accumulated depreciation
Leasehold improvements and equipment
Balance at beginning of the year.	(4,230)	(3,581)
Depreciation charge for the year.	(999)	(649)
Disposals	138
Disposal of subsidiary	2,009
Balance at end of the year	(3,082)	(4,230)
Leasehold improvements
Leasehold improvements and equipment
Balance at beginning of the year.	18
Balance at end of the year	31	18
Leasehold improvements | Cost
Leasehold improvements and equipment
Balance at beginning of the year.	74	74
Additions	32	0
Disposals	(37)
Disposal of subsidiary	(17)
Balance at end of the year	52	74
Leasehold improvements | Accumulated depreciation
Leasehold improvements and equipment
Balance at beginning of the year.	(56)	(54)
Depreciation charge for the year.	(2)	(2)
Disposals	20
Disposal of subsidiary	17
Balance at end of the year	(21)	(56)
Laboratory and office equipment
Leasehold improvements and equipment
Balance at beginning of the year.	3,805
Balance at end of the year	4,874	3,805
Laboratory and office equipment | Cost
Leasehold improvements and equipment
Balance at beginning of the year.	7,979	7,321
Additions	2,747	658
Disposals	(183)
Disposal of subsidiary	(2,608)
Balance at end of the year	7,935	7,979
Laboratory and office equipment | Accumulated depreciation
Leasehold improvements and equipment
Balance at beginning of the year.	(4,174)	(3,527)
Depreciation charge for the year.	(997)	(647)
Disposals	118
Disposal of subsidiary	1,992
Balance at end of the year	€ (3,061)	€ (4,174)